Principal Group subsidiaries and associated companies (Details)
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		12 Months Ended
	Jan. 22, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 MYR (RM)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 MAD (د.م.)	Dec. 31, 2019 NZD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2019 PKR (₨)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 PLN (zł)	Dec. 31, 2019 RON ( )	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 THB (฿)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2019 UAH (₴)	Dec. 31, 2019 AED (د.إ)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 DZD (دج)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 BDT (৳)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 HRK (kn)	Dec. 31, 2019 CZK (Kč)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2019 EGP (ج.م.)	Dec. 31, 2019 HUF (Ft)	Dec. 31, 2019 VEF ( )	Dec. 31, 2019 SAR (ر.س)
Disclosure of subsidiaries [line items]
Principal group companies materiality of assets or sales to third parties		$ 25,000,000
Advanced Accelerator Applications (AAA) [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.20%
Subsidiaries [member] | Societe par actions SANDOZ, Algiers [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Société par actions SANDOZ
Principal place of business of subsidiary		Algiers
Country of incorporation of subsidiary		Algeria
Share/paid-in capital | دج																														دج 650.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Manufacturing GmbH, Marburg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Manufacturing GmbH
Principal place of business of subsidiary		Marburg
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €				€ 25,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Argentina S.A., Buenos Aires [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Argentina S.A.
Principal place of business of subsidiary		Buenos Aires
Country of incorporation of subsidiary		Argentina
Share/paid-in capital																															$ 906.1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Australia Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Australia Pty Ltd
Principal place of business of subsidiary		Macquarie Park, NSW
Country of incorporation of subsidiary		Australia
Share/paid-in capital																																$ 2
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Australia Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharmaceuticals Australia Pty Ltd
Principal place of business of subsidiary		Macquarie Park, NSW
Country of incorporation of subsidiary		Australia
Share/paid-in capital																																3,800,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Pty Ltd
Principal place of business of subsidiary		Macquarie Park, NSW
Country of incorporation of subsidiary		Australia
Share/paid-in capital																																$ 11,600,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Austria GmbH, Vienna [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Austria GmbH
Principal place of business of subsidiary		Vienna
Country of incorporation of subsidiary		Austria
Share/paid-in capital | €				1,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma GmbH, Vienna [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma GmbH
Principal place of business of subsidiary		Vienna
Country of incorporation of subsidiary		Austria
Share/paid-in capital | €				1,100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz GmbH, Kundl [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz GmbH
Principal place of business of subsidiary		Kundl
Country of incorporation of subsidiary		Austria
Share/paid-in capital | €				32,700,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | EBEWE Pharma Ges.m.b.H Nfg. KG, Unterach am Attersee [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		EBEWE Pharma Ges.m.b.H Nfg. KG
Principal place of business of subsidiary		Unterach am Attersee
Country of incorporation of subsidiary		Austria
Share/paid-in capital | €				1,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis (Bangladesh) Limited, Gazipur [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis (Bangladesh) Limited
Principal place of business of subsidiary		Gazipur
Country of incorporation of subsidiary		Bangladesh
Share/paid-in capital | ৳																																	৳ 162.5
Proportion of ownership interest in subsidiary		60.00%
Proportion of voting rights held in subsidiary		60.00%
Subsidiaries [member] | Novartis Pharma NV, Vilvoorde [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma NV
Principal place of business of subsidiary		Vilvoorde
Country of incorporation of subsidiary		Belgium
Share/paid-in capital | €				7,100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz NV, Vilvoorde [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz NV
Principal place of business of subsidiary		Vilvoorde
Country of incorporation of subsidiary		Belgium
Share/paid-in capital | €				19,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon - Couvreur NV, Puurs [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon - Couvreur NV
Principal place of business of subsidiary		Puurs
Country of incorporation of subsidiary		Belgium
Share/paid-in capital | €				110,600,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Investment Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Investment Ltd.
Principal place of business of subsidiary		Hamilton
Country of incorporation of subsidiary		Bermuda
Share/paid-in capital		$ 12,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Securities Investment Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Securities Investment Ltd.
Principal place of business of subsidiary		Hamilton
Country of incorporation of subsidiary		Bermuda
Share/paid-in capital | SFr			SFr 30,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Finance Services Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Finance Services Ltd.
Principal place of business of subsidiary		Hamilton
Country of incorporation of subsidiary		Bermuda
Share/paid-in capital | SFr			20,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Triangle International Reinsurance Limited, Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Triangle International Reinsurance Limited
Principal place of business of subsidiary		Hamilton
Country of incorporation of subsidiary		Bermuda
Share/paid-in capital | SFr			1,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Trinity River Insurance Co Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Trinity River Insurance Co Ltd.
Principal place of business of subsidiary		Hamilton
Country of incorporation of subsidiary		Bermuda
Share/paid-in capital		$ 370,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Biociencias S.A., Sao Paulo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Biociências S.A.
Principal place of business of subsidiary		São Paulo
Country of incorporation of subsidiary		Brazil
Share/paid-in capital | R$																																		R$ 265.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz do Brasil Industria Farmaceutica Ltda., Cambe, PR [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz do Brasil Indústria Farmacêutica Ltda.
Principal place of business of subsidiary		Cambé, PR
Country of incorporation of subsidiary		Brazil
Share/paid-in capital | R$																																		R$ 190.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Canada Inc., Dorval, Quebec [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharmaceuticals Canada Inc.
Principal place of business of subsidiary		Dorval, Quebec
Country of incorporation of subsidiary		Canada
Share/paid-in capital																																			$ 1,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Canada Inc., Boucherville, Quebec [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Canada Inc.
Principal place of business of subsidiary		Boucherville, Quebec
Country of incorporation of subsidiary		Canada
Share/paid-in capital																																			80,800,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | CIBA Vision Canada Inc., Mississauga, Ontario [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CIBA Vision Canada Inc.
Principal place of business of subsidiary		Mississauga, Ontario
Country of incorporation of subsidiary		Canada
Share/paid-in capital																																			$ 82,886
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Chile S.A., Santiago de Chile [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Chile S.A.
Principal place of business of subsidiary		Santiago de Chile
Country of incorporation of subsidiary		Chile
Share/paid-in capital																																				$ 2.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Beijing Novartis Pharma Co., Ltd., Beijing [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Beijing Novartis Pharma Co., Ltd.
Principal place of business of subsidiary		Beijing
Country of incorporation of subsidiary		China
Share/paid-in capital		$ 30,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharmaceuticals (HK) Limited, Hong Kong [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharmaceuticals (HK) Limited
Principal place of business of subsidiary		Hong Kong
Country of incorporation of subsidiary		China
Share/paid-in capital																																					$ 200
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | China Novartis Institutes for BioMedical Research Co., Ltd., Shanghai [member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Shanghai
Country of incorporation of subsidiary		China
Share/paid-in capital		$ 320,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Suzhou Novartis Technical Development Co., Ltd., Changshu [member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Changshu
Country of incorporation of subsidiary		China
Share/paid-in capital		$ 12,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Shanghai Novartis Trading Ltd., Shanghai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Shanghai Novartis Trading Ltd.
Principal place of business of subsidiary		Shanghai
Country of incorporation of subsidiary		China
Share/paid-in capital		$ 3,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz (China) Pharmaceutical Co., Ltd., Zhongshan [member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Zhongshan
Country of incorporation of subsidiary		China
Share/paid-in capital		$ 57,600,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis de Colombia S.A., Santafe de Bogota [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis de Colombia S.A.
Principal place of business of subsidiary		Santafé de Bogotá
Country of incorporation of subsidiary		Colombia
Share/paid-in capital																																						$ 7.9
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz d.o.o. farmaceutska industrija, Zagreb [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz d.o.o. farmaceutska industrija
Principal place of business of subsidiary		Zagreb
Country of incorporation of subsidiary		Croatia
Share/paid-in capital | kn																																							kn 25.6
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis s.r.o., Prague [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis s.r.o.
Principal place of business of subsidiary		Prague
Country of incorporation of subsidiary		Czech Republic
Share/paid-in capital | Kč																																								Kč 51.5
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz s.r.o., Prague [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz s.r.o.
Principal place of business of subsidiary		Prague
Country of incorporation of subsidiary		Czech Republic
Share/paid-in capital | Kč																																								Kč 44.7
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Healthcare A/S, Copenhagen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Healthcare A/S
Principal place of business of subsidiary		Copenhagen
Country of incorporation of subsidiary		Denmark
Share/paid-in capital | kr																																									kr 14.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz A/S, Copenhagen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz A/S
Principal place of business of subsidiary		Copenhagen
Country of incorporation of subsidiary		Denmark
Share/paid-in capital | kr																																									kr 12.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Ecuador S.A., Quito [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Ecuador S.A.
Principal place of business of subsidiary		Quito
Country of incorporation of subsidiary		Ecuador
Share/paid-in capital		$ 4,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma S.A.E., Cairo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma S.A.E.
Principal place of business of subsidiary		Cairo
Country of incorporation of subsidiary		Egypt
Share/paid-in capital | ج.م.																																										ج.م. 193,800,000
Proportion of ownership interest in subsidiary		99.77%
Proportion of voting rights held in subsidiary		99.77%
Subsidiaries [member] | Sandoz Egypt Pharma S.A.E., New Cairo City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Egypt Pharma S.A.E.
Principal place of business of subsidiary		New Cairo City
Country of incorporation of subsidiary		Egypt
Share/paid-in capital | ج.م.																																										ج.م. 250,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Finland Oy, Espoo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Finland Oy
Principal place of business of subsidiary		Espoo
Country of incorporation of subsidiary		Finland
Share/paid-in capital | €				459,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Groupe France S.A., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Groupe France S.A.
Principal place of business of subsidiary		Rueil-Malmaison
Country of incorporation of subsidiary		France
Share/paid-in capital | €				903,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma S.A.S., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma S.A.S.
Principal place of business of subsidiary		Rueil-Malmaison
Country of incorporation of subsidiary		France
Share/paid-in capital | €				43,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Advanced Accelerator Applications S.A., Saint Genis Pouilly [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Advanced Accelerator Applications S.A.
Principal place of business of subsidiary		Saint-Genis-Pouilly
Country of incorporation of subsidiary		France
Share/paid-in capital | €				9,600,000
Proportion of ownership interest in subsidiary		99.20%
Proportion of voting rights held in subsidiary		99.20%
Subsidiaries [member] | CELLforCURE, Les Ulis [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CELLforCURE
Principal place of business of subsidiary		Les Ulis
Country of incorporation of subsidiary		France
Share/paid-in capital | €				4,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz S.A.S., Levallois-Perret [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz S.A.S.
Principal place of business of subsidiary		Levallois-Perret
Country of incorporation of subsidiary		France
Share/paid-in capital | €				5,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Deutschland GmbH, Wehr [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Deutschland GmbH
Principal place of business of subsidiary		Nuremberg
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €				155,500,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma GmbH, Nuremberg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma GmbH
Principal place of business of subsidiary		Nuremberg
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €				25,600,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Produktions GmbH, Wehr [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Produktions GmbH
Principal place of business of subsidiary		Wehr
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €				2,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz International GmbH, Holzkirchen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz International GmbH
Principal place of business of subsidiary		Holzkirchen
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €				100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | 1 A Pharma GmbH, Oberhaching [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		1 A Pharma GmbH
Principal place of business of subsidiary		Oberhaching
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €				26,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Salutas Pharma GmbH, Barleben [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Salutas Pharma GmbH
Principal place of business of subsidiary		Barleben
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €				42,100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | HEXAL AG, Holzkirchen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		HEXAL AG
Principal place of business of subsidiary		Holzkirchen
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €				93,700,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Aeropharm GmbH, Rudolstadt [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Aeropharm GmbH
Principal place of business of subsidiary		Rudolstadt
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €				26,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis (Hellas) S.A.C.I., Metamorphosis/Athens [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis (Hellas) S.A.C.I.
Principal place of business of subsidiary		Metamorphosis / Athens
Country of incorporation of subsidiary		Greece
Share/paid-in capital | €				23,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Hungary Healthcare Limited Liability Company, Budapest [member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Budapest
Country of incorporation of subsidiary		Hungary
Share/paid-in capital | Ft																																											Ft 545.6
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Hungary Limited Liability Company, Budapest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Hungary Limited Liability Company
Principal place of business of subsidiary		Budapest
Country of incorporation of subsidiary		Hungary
Share/paid-in capital | Ft																																											Ft 883.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis India Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis India Limited
Principal place of business of subsidiary		Mumbai
Country of incorporation of subsidiary		India
Share/paid-in capital | ₨						₨ 123.5
Proportion of ownership interest in subsidiary		70.68%
Proportion of voting rights held in subsidiary		70.68%
Subsidiaries [member] | Novartis Healthcare Private Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Healthcare Private Limited
Principal place of business of subsidiary		Mumbai
Country of incorporation of subsidiary		India
Share/paid-in capital | ₨						60.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Private Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Private Limited
Principal place of business of subsidiary		Mumbai
Country of incorporation of subsidiary		India
Share/paid-in capital | ₨						₨ 32.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | PT. Novartis Indonesia, Jakarta [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		PT. Novartis Indonesia
Principal place of business of subsidiary		Jakarta
Country of incorporation of subsidiary		Indonesia
Share/paid-in capital | Rp							Rp 7.7
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Ireland Limited, Dublin [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Ireland Limited
Principal place of business of subsidiary		Dublin
Country of incorporation of subsidiary		Ireland
Share/paid-in capital | €				25,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Ringaskiddy Limited, Ringaskiddy, County Cork [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Ringaskiddy Limited
Principal place of business of subsidiary		Ringaskiddy, County Cork
Country of incorporation of subsidiary		Ireland
Share/paid-in capital | €				2,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Israel Ltd., Petach Tikva [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Israel Ltd.
Principal place of business of subsidiary		Tel Aviv
Country of incorporation of subsidiary		Israel
Share/paid-in capital | ₪								₪ 1,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Farma S.p.A., Origgio [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Farma S.p.A.
Principal place of business of subsidiary		Origgio
Country of incorporation of subsidiary		Italy
Share/paid-in capital | €				18,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Advanced Accelerator Applications (Italy) S.r.l., Pozzilli [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Advanced Accelerator Applications (Italy) S.r.l.
Principal place of business of subsidiary		Pozzilli
Country of incorporation of subsidiary		Italy
Share/paid-in capital | €				119,000
Proportion of ownership interest in subsidiary		99.20%
Proportion of voting rights held in subsidiary		99.20%
Subsidiaries [member] | Sandoz S.p.A., Origgio [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz S.p.A.
Principal place of business of subsidiary		Origgio
Country of incorporation of subsidiary		Italy
Share/paid-in capital | €				1,700,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Holding Japan K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Holding Japan K.K.
Principal place of business of subsidiary		Tokyo
Country of incorporation of subsidiary		Japan
Share/paid-in capital | ¥					¥ 10.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma K.K.
Principal place of business of subsidiary		Tokyo
Country of incorporation of subsidiary		Japan
Share/paid-in capital | ¥					6,000.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Ciba-Geigy Japan Limited, Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Ciba-Geigy Japan Limited
Principal place of business of subsidiary		Tokyo
Country of incorporation of subsidiary		Japan
Share/paid-in capital | ¥					8.5
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz K.K.
Principal place of business of subsidiary		Tokyo
Country of incorporation of subsidiary		Japan
Share/paid-in capital | ¥					¥ 100.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Baltics SIA, Riga [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Baltics SIA
Principal place of business of subsidiary		Riga
Country of incorporation of subsidiary		Latvia
Share/paid-in capital | €				3,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Investments S.a r.l., Luxembourg City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Investments S.à r.l.
Principal place of business of subsidiary		Luxembourg City
Country of incorporation of subsidiary		Luxembourg
Share/paid-in capital		$ 100,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Finance S.A., Luxembourg City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Finance S.A.
Principal place of business of subsidiary		Luxembourg City
Country of incorporation of subsidiary		Luxembourg
Share/paid-in capital		$ 100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Corporation (Malaysia) Sdn. Bhd., Kuala Lumpur [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Corporation (Malaysia) Sdn. Bhd.
Principal place of business of subsidiary		Kuala Lumpur
Country of incorporation of subsidiary		Malaysia
Share/paid-in capital | RM									RM 3.3
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Farmaceutica, S.A. de C.V., Mexico City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Farmacéutica, S.A. de C.V.
Principal place of business of subsidiary		Mexico City
Country of incorporation of subsidiary		Mexico
Share/paid-in capital										$ 205.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz, S.A. de C.V., Mexico City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz, S.A. de C.V.
Principal place of business of subsidiary		Mexico City
Country of incorporation of subsidiary		Mexico
Share/paid-in capital										$ 468.2
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Maroc SA, Casablanca [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Maroc SA
Principal place of business of subsidiary		Casablanca
Country of incorporation of subsidiary		Morocco
Share/paid-in capital | د.م.											د.م. 80.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Netherlands B.V., Amsterdam [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Netherlands B.V.
Principal place of business of subsidiary		Amsterdam
Country of incorporation of subsidiary		Netherlands
Share/paid-in capital | €				1,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma B.V., Amsterdam [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma B.V.
Principal place of business of subsidiary		Amsterdam
Country of incorporation of subsidiary		Netherlands
Share/paid-in capital | €				4,500,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | IDB Holland BV, Baarle-Nassau [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		IDB Holland BV
Principal place of business of subsidiary		Baarle-Nassau
Country of incorporation of subsidiary		Netherlands
Share/paid-in capital | €				18,000
Proportion of ownership interest in subsidiary		99.20%
Proportion of voting rights held in subsidiary		99.20%
Subsidiaries [member] | Sandoz B.V., Almere [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz B.V.
Principal place of business of subsidiary		Almere
Country of incorporation of subsidiary		Netherlands
Share/paid-in capital | €				907,560
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis New Zealand Ltd, Auckland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis New Zealand Ltd
Principal place of business of subsidiary		Auckland
Country of incorporation of subsidiary		New Zealand
Share/paid-in capital												$ 820,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Norge AS, Oslo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Norge AS
Principal place of business of subsidiary		Oslo
Country of incorporation of subsidiary		Norway
Share/paid-in capital | kr													kr 1.5
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma (Pakistan) Limited, Karachi [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma (Pakistan) Limited
Principal place of business of subsidiary		Karachi
Country of incorporation of subsidiary		Pakistan
Share/paid-in capital | ₨														₨ 6.7
Proportion of ownership interest in subsidiary		99.99%
Proportion of voting rights held in subsidiary		99.99%
Subsidiaries [member] | Novartis Pharma (Logistics), Inc., Panama City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma (Logistics), Inc.
Principal place of business of subsidiary		Panama City
Country of incorporation of subsidiary		Panama
Share/paid-in capital		$ 10,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Biosciences Peru S.A., Lima [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Biosciences Perú S.A.
Principal place of business of subsidiary		Lima
Country of incorporation of subsidiary		Peru
Share/paid-in capital | S/															S/ 6.1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Healthcare Philippines, Inc., Manila [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Healthcare Philippines, Inc.
Principal place of business of subsidiary		Makati City
Country of incorporation of subsidiary		Philippines
Share/paid-in capital | ₱																₱ 298.8
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Philippines Corporation, Manila [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Philippines Corporation
Principal place of business of subsidiary		Makati City
Country of incorporation of subsidiary		Philippines
Share/paid-in capital | ₱																₱ 30.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Poland Sp. z o.o., Warsaw [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Poland Sp. z o.o.
Principal place of business of subsidiary		Warsaw
Country of incorporation of subsidiary		Poland
Share/paid-in capital | zł																	zł 44.2
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Polska Sp. z o.o., Warsaw [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Polska Sp. z o.o.
Principal place of business of subsidiary		Warsaw
Country of incorporation of subsidiary		Poland
Share/paid-in capital | zł																	25.6
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Lek S.A., Strykow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Lek S.A.
Principal place of business of subsidiary		Strykow
Country of incorporation of subsidiary		Poland
Share/paid-in capital | zł																	zł 11.4
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Portugal SGPS Lda., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Portugal SGPS Lda.
Principal place of business of subsidiary		Porto Salvo
Country of incorporation of subsidiary		Portugal
Share/paid-in capital | €				500,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Farma - Produtos Farmaceuticos S.A., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Farma - Produtos Farmacêuticos S.A.
Principal place of business of subsidiary		Porto Salvo
Country of incorporation of subsidiary		Portugal
Share/paid-in capital | €				2,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Farmaceutica Lda., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Farmacêutica Lda.
Principal place of business of subsidiary		Porto Salvo
Country of incorporation of subsidiary		Portugal
Share/paid-in capital | €				499,900
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Services Romania S.R.L., Bucharest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Services Romania S.R.L.
Principal place of business of subsidiary		Bucharest
Country of incorporation of subsidiary		Romania
Share/paid-in capital |																		3.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz S.R.L., Targu-Mures [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz S.R.L.
Principal place of business of subsidiary		Targu-Mures
Country of incorporation of subsidiary		Romania
Share/paid-in capital |																		105.2
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma LLC, Moscow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma LLC
Principal place of business of subsidiary		Moscow
Country of incorporation of subsidiary		Russian Federation
Share/paid-in capital | ₽																			₽ 20.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Neva LLC, St. Petersburg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Neva LLC
Principal place of business of subsidiary		St. Petersburg
Country of incorporation of subsidiary		Russian Federation
Share/paid-in capital | ₽																			500.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | ZAO Sandoz, Moscow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		ZAO Sandoz
Principal place of business of subsidiary		Moscow
Country of incorporation of subsidiary		Russian Federation
Share/paid-in capital | ₽																			₽ 57.4
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Saudi Ltd., Riyadh [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Saudi Ltd.
Principal place of business of subsidiary		Riyadh
Country of incorporation of subsidiary		Saudi Arabia
Share/paid-in capital | ر.س																																													ر.س 26.8
Proportion of ownership interest in subsidiary		75.00%
Proportion of voting rights held in subsidiary		75.00%
Subsidiaries [member] | Novartis (Singapore) Pte Ltd., Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis (Singapore) Pte Ltd.
Principal place of business of subsidiary		Singapore
Country of incorporation of subsidiary		Singapore
Share/paid-in capital																				$ 100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Singapore Pharmaceutical Manufacturing Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Singapore
Country of incorporation of subsidiary		Singapore
Share/paid-in capital																				45,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Asia Pacific Pharmaceuticals Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Singapore
Country of incorporation of subsidiary		Singapore
Share/paid-in capital																				$ 39,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Slovakia s.r.o., Bratislava [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Slovakia s.r.o.
Principal place of business of subsidiary		Bratislava
Country of incorporation of subsidiary		Slovakia
Share/paid-in capital | €				2,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Lek Pharmaceuticals d.d., Ljubjana [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Lek Pharmaceuticals d.d.
Principal place of business of subsidiary		Ljubljana
Country of incorporation of subsidiary		Slovenia
Share/paid-in capital | €				48,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Pharmaceuticals d.d., Ljubjana [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Pharmaceuticals d.d.
Principal place of business of subsidiary		Ljubljana
Country of incorporation of subsidiary		Slovenia
Share/paid-in capital | €				1,500,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis South Africa (Pty) Ltd, Midrand [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis South Africa (Pty) Ltd
Principal place of business of subsidiary		Midrand
Country of incorporation of subsidiary		South Africa
Share/paid-in capital | R																					R 86.3
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz South Africa (Pty) Ltd, Kempton Park [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz South Africa (Pty) Ltd
Principal place of business of subsidiary		Kempton Park
Country of incorporation of subsidiary		South Africa
Share/paid-in capital | R																					R 3.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Korea Ltd., Seoul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Korea Ltd.
Principal place of business of subsidiary		Seoul
Country of incorporation of subsidiary		South Korea
Share/paid-in capital | ₩																						₩ 24.5
Proportion of ownership interest in subsidiary		98.55%
Proportion of voting rights held in subsidiary		98.55%
Subsidiaries [member] | Novartis Farmaceutica, S.A., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Farmacéutica, S.A.
Principal place of business of subsidiary		Barcelona
Country of incorporation of subsidiary		Spain
Share/paid-in capital | €				63,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Advanced Accelerator Applications Iberica, S.L.U., Esplugues de Llobregat [member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Esplugues de Llobregat
Country of incorporation of subsidiary		Spain
Share/paid-in capital | €				22,600,000
Proportion of ownership interest in subsidiary		99.20%
Proportion of voting rights held in subsidiary		99.20%
Subsidiaries [member] | Sandoz Farmaceutica S.A., Madrid [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Farmacéutica S.A.
Principal place of business of subsidiary		Madrid
Country of incorporation of subsidiary		Spain
Share/paid-in capital | €				270,450
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Industrial Products S.A., Barcelona [member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Les Franqueses del Vallés / Barcelona
Country of incorporation of subsidiary		Spain
Share/paid-in capital | €				9,300,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Cusi S.A., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Cusi S.A.
Principal place of business of subsidiary		El Masnou / Barcelona
Country of incorporation of subsidiary		Spain
Share/paid-in capital | €				10,100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Abadia Retuerta S.A., Sardon de Duero/Valladolid [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Abadia Retuerta S.A.
Principal place of business of subsidiary		Sardón de Duero / Valladolid
Country of incorporation of subsidiary		Spain
Share/paid-in capital | €				€ 6,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Sverige AB, Stockholm [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Sverige AB
Principal place of business of subsidiary		Stockholm
Country of incorporation of subsidiary		Sweden
Share/paid-in capital | kr																							kr 5.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Overseas Investments AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Overseas Investments AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			1,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Japat AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Japat AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			50,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis International AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis International AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			10,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Holding AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Holding AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			100,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis International Pharmaceutical Investment AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis International Pharmaceutical Investment AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Ophthalmics AG, Fribourg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Ophthalmics AG
Principal place of business of subsidiary		Fribourg
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Bioventures AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Bioventures AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Forschungsstiftung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Forschungsstiftung
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Stiftung fuer Kaderausbildung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Stiftung für Kaderausbildung
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Mitarbeiterbeteiligungsstiftung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Mitarbeiterbeteiligungsstiftung
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Stiftung fuer Mensch und Umwelt, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Stiftung für Mensch und Umwelt
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Stiftung der Novartis AG fuer Erziehung, Ausbildung und Bildung, Basel [member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			350,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis International Pharmaceutical AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis International Pharmaceutical AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Services AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Services AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			20,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Schweizerhalle AG, Muttenz [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Schweizerhalle AG
Principal place of business of subsidiary		Muttenz
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			18,900,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Stein AG, Stein [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Stein AG
Principal place of business of subsidiary		Stein
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			251,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Schweiz AG, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Schweiz AG
Principal place of business of subsidiary		Risch
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			5,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Advanced Accelerator Applications International SA, Geneve [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Advanced Accelerator Applications International SA
Principal place of business of subsidiary		Geneva
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			9,300,000
Proportion of ownership interest in subsidiary		99.20%
Proportion of voting rights held in subsidiary		99.20%
Subsidiaries [member] | Sandoz AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			5,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Pharmaceuticals AG, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Pharmaceuticals AG
Principal place of business of subsidiary		Risch
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Roche Holding AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Roche Holding AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr			SFr 160,000,000
Subsidiaries [member] | Novartis (Taiwan) Co., Ltd., Taipei [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis (Taiwan) Co., Ltd.
Principal place of business of subsidiary		Taipei
Country of incorporation of subsidiary		Taiwan
Share/paid-in capital																								$ 170.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis (Thailand) Limited, Bangkok [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis (Thailand) Limited
Principal place of business of subsidiary		Bangkok
Country of incorporation of subsidiary		Thailand
Share/paid-in capital | ฿																									฿ 302.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Saglik, Gida ve Tarim Urunleri Sanayi ve Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Istanbul
Country of incorporation of subsidiary		Turkey
Share/paid-in capital | ₺																										₺ 98.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Farmanova Saglik Hizmetleri Ltd. Sti., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Farmanova Saglik Hizmetleri Ltd. Sti.
Principal place of business of subsidiary		Istanbul
Country of incorporation of subsidiary		Turkey
Share/paid-in capital | ₺																										6.7
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Ilac Sanayi ve Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Ilaç Sanayi ve Ticaret A.S.
Principal place of business of subsidiary		Istanbul
Country of incorporation of subsidiary		Turkey
Share/paid-in capital | ₺																										165.2
Proportion of ownership interest in subsidiary		99.99%
Proportion of voting rights held in subsidiary		99.99%
Subsidiaries [member] | Sandoz Grup Saglik Urunleri Ilaclari Sanayi ve Ticaret A.S., Gebze - Kocaeli [member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Gebze - Kocaeli
Country of incorporation of subsidiary		Turkey
Share/paid-in capital | ₺																										₺ 50.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Ukraine LLC, Kiev [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Ukraine LLC
Principal place of business of subsidiary		Kyiv
Country of incorporation of subsidiary		Ukraine
Share/paid-in capital | ₴																											₴ 8.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Middle East FZE, Dubai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Middle East FZE
Principal place of business of subsidiary		Dubai
Country of incorporation of subsidiary		United Arab Emirates
Share/paid-in capital | د.إ																												د.إ 7.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis UK Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis UK Limited
Principal place of business of subsidiary		London
Country of incorporation of subsidiary		United Kingdom
Share/paid-in capital | £																													£ 25,500,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharmaceuticals UK Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharmaceuticals UK Limited
Principal place of business of subsidiary		London
Country of incorporation of subsidiary		United Kingdom
Share/paid-in capital | £																													5,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Grimsby Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Grimsby Limited
Principal place of business of subsidiary		London
Country of incorporation of subsidiary		United Kingdom
Share/paid-in capital | £																													250,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Imaging Equipment Ltd, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Imaging Equipment Ltd
Principal place of business of subsidiary		London
Country of incorporation of subsidiary		United Kingdom
Share/paid-in capital | £																													100
Proportion of ownership interest in subsidiary		99.20%
Proportion of voting rights held in subsidiary		99.20%
Subsidiaries [member] | Vivacta Limited, Frimley/Camberley, Surrey [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Vivacta Limited
Principal place of business of subsidiary		Frimley / Camberley
Country of incorporation of subsidiary		United Kingdom
Share/paid-in capital | £																													2,900,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Ziarco Group Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Ziarco Group Limited
Principal place of business of subsidiary		London
Country of incorporation of subsidiary		United Kingdom
Share/paid-in capital | £																													3,904
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Limited
Principal place of business of subsidiary		Frimley / Camberley
Country of incorporation of subsidiary		United Kingdom
Share/paid-in capital | £																													£ 2,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Corporation
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 72,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Finance Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Finance Corporation
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Capital Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Capital Corporation
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Services, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Services, Inc.
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis US Foundation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis US Foundation
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharmaceuticals Corporation
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 650,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Advanced Accelerator Applications USA, Inc., Millburn, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Advanced Accelerator Applications USA, Inc.
Principal place of business of subsidiary		Millburn, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		99.20%
Proportion of voting rights held in subsidiary		99.20%
Subsidiaries [member] | Novartis Institutes for BioMedical Research, Inc., Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Cambridge, MA
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | CoStim Pharmaceuticals Inc., Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CoStim Pharmaceuticals Inc.
Principal place of business of subsidiary		Cambridge, MA
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Encore Vision, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Encore Vision, Inc.
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Endocyte, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Endocyte, Inc.
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Navigate BioPharma Services, Inc., Carlsbad, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Navigate BioPharma Services, Inc.
Principal place of business of subsidiary		Carlsbad, CA
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Reprixys Pharmaceuticals Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Reprixys Pharmaceuticals Corporation
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Spinifex Pharmaceuticals, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Spinifex Pharmaceuticals, Inc.
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Institute for Functional Genomics, Inc., San Diego, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Institute for Functional Genomics, Inc.
Principal place of business of subsidiary		San Diego, CA
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | AveXis, Inc., Bannockburn, IL [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		AveXis, Inc.
Principal place of business of subsidiary		Bannockburn, IL
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Inflammasome Research, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Inflammasome Research, Inc.
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Technology LLC, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Technology LLC
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Inc., Princeton, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Inc.
Principal place of business of subsidiary		Princeton, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 25,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Oriel Therapeutics, Inc., Durham, NC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Oriel Therapeutics, Inc.
Principal place of business of subsidiary		Durham, NC
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Fougera Pharmaceuticals Inc., Melville, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Fougera Pharmaceuticals Inc.
Principal place of business of subsidiary		Melville, NY
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Eon Labs, Inc., Princeton, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Eon Labs, Inc.
Principal place of business of subsidiary		Princeton, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Vaccines and Diagnostics, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Vaccines and Diagnostics, Inc.
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 3
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis de Venezuela, S.A., Caracas [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis de Venezuela, S.A.
Principal place of business of subsidiary		Caracas
Country of incorporation of subsidiary		Venezuela
Share/paid-in capital |																																												1.4
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%